INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8. INTANGIBLE ASSETS

	December 31,				March 31,
	2014				2015
	Gross carrying	Accumulated		Intangible	Gross carrying	Accumulated		Intangible
(In thousands of U.S. dollars)	amount	amortization	Impairment	assets, net	amount	amortization	Impairment	assets, net
						-
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	(11,749)		23,499	35,248	(14,686)		20,562
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061	-	(7,170)	4,891	12,061	(204)	(7,170)	4,687
Total Intangible assets	$47,309	$(11,749)	$(7,170)	$28,390	$47,309	$(14,890)	$(7,170)	$25,249

Intangible assets corresponding to acquired in-process R&D of Bloxiverz® is being amortized straight-line over a 3 year period as of January 1, 2014. Intangible assets corresponding to acquired in-process R&D of Vazculep™ is amortized straight-line over a 6-year period as of January 1, 2015.